Document and Entity Information	Oct. 12, 2026
Details
Registrant CIK	0002034161
Registrant Name	BOUMARANG INC.
SEC Form	8-K
Period End date	Oct. 12, 2026
Tax Identification Number (TIN)	99-4273591
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-292164
Entity Address, Address Line One	200 Spectrum Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	720-2550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false